Intangbile assets	6 Months Ended
Jun. 30, 2020
Intangible assets [abstract]
Disclosure of intangible assets [text block]
7 Intangible assets

Changes in intangible assets
	Goodwill		Software		Other		Total
	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019	30 June 2020	31 December 2019
Opening balance	907	918	958	868	52	53	1,916	1,839
Additions		17	50	94		–	50	111
Capitalised expenses			115	285			115	285
Amortisation			–120	–235	–1	–2	–121	–237
Impairments[1]	–310		–3	–61	–15	–0	–328	–61
Exchange rate differences	–35	–28	–5	–	–0	–0	–40	–28
Disposals			–8	–1		–0	–8	–1
Changes in the composition of the groupand other changes			2	8	–	1	2	9
Closing balance	562	907	989	958	35	52	1,586	1,916

Gross carrying amount	872	907	2,738	2,608	60	61	3,670	3,575
Accumulated amortisation			–1,737	–1,641	–8	–7	–1,745	–1,648
Accumulated impairments	–310		–11	–9	–17	–2	–338	–11
Net carrying value	562	907	989	958	35	52	1,586	1,916

1 Impairments of intangible assets are presented within Other operating expenses in the statement of Profit or Loss.

Goodwill
Goodwill is allocated to groups of cash generating units (CGUs) as follows:

Goodwill allocation to group of CGUs
	Method used forrecoverable amount	Discount rate	Long term growth rate	Goodwill	Goodwill
Group of CGUs				30 June 2020	31 December 2019
Retail Netherlands	Values in use	8.46%	0.00%	30	30
Retail Belgium	Values in use	9.54%	0.00%		50
Retail Germany	Values in use	8.43%	0.00%	349	349
Retail Growth Markets[1]	Values in use	13.59%	3.61%	182	209
Wholesale Banking[1]	Values in use	9.38%	0.85%		268
				562	907

1Goodwill related to Growth Countries is allocated across two groups of CGUs, EUR 182 million to Retail Growth Markets and EUR 0 million to Wholesale Banking (31 December 2019: EUR 209 million to Retail Growth Markets and EUR 61 million to Wholesale Banking).

Covid-19 has resulted in adverse changes in the market and economic environment. Due to the impact of the significant deterioration in the economic environment on the cash flow outlook of our businesses, we completed a goodwill impairment review across ING Group in the second quarter of 2020.

This review resulted in the recognition of goodwill impairments on the CGU Retail Belgium of EUR 50 million (of which EUR 43 million Retail Belgium segment and EUR 8 million Corporate Line) and on the CGU Wholesale Banking of EUR 260 million (fully reported in the Wholesale Banking segment).

For both CGUs the impairment resulted from the negative developments in the macro-economic outlook in the context of the Covid-19 pandemic. In addition, the applicable discount rate is also affected by the deteriorated economic and risk environment. The discount rate used to estimate the value in use of the CGU Belgium as at 30 June 2020 was 9.54% (31 December 2019: 6.94%). The discount rate used to estimate the value in use of CGU Wholesale Banking, which is based on the weighted average of the discount rates of various local businesses as Wholesale Banking is a global business line, was at 30 June 9.38% (31 December 2019: 7.29%).

For each of the other group of CGU’s the recoverable amount exceeds the carrying value of the CGUs for 2020 and 2019 and therefore no impairment is required.

Methodology

Several methodologies are applied to arrive at the best estimate of the recoverable amount. In line with IFRS, the recoverable amount is determined as the higher of the fair value less costs of disposal and Value in Use (VIU). The VIU calculation is based on a Dividend Discount model using three year management approved plans, updated for the expected impact of Covid-19. When estimating the VIU of a CGU, local conditions and requirements determine the capital requirements, discount rates, and terminal growth rates. These local conditions and capital requirements determine the ability to upstream excess capital and profits to ING Group. The discount rate calculation includes other inputs such as equity market premium, country risk premium, and long term inflation which are based on market sources and management’s judgement. The long term growth rate for EU-countries is based on long-term risk-free rate by reference to the yield of a composite index consisting of Euro generic government bonds, with a maturity of 30 years. For other countries, the growth rate includes long term inflation rate obtained from market sources.

Sensitivity of key assumptions

Key assumptions in the goodwill impairment test model are the projected locally available cash flows (based on local capital requirements and projected profits), discount rates (cost of equity), and long term growth rates.

The recoverable amounts of the unimpaired CGU’s are sensitive to the above key assumptions.

A decrease in the available cash flow of 10%, an increase in the discount rate of 1 percent point or a reduction of future growth rate to zero are considered reasonably possible changes in key assumptions. If the aforementioned changes occur to the above key assumptions holding the other key assumptions constant, goodwill of the remaining CGUs will continue to be recoverable and no impairment will occur.

Other intangible assets with indefinite life

The carrying value of CGU Wholesale Banking includes as at 30 June 2020 EUR 11 million (31 December 2019: EUR 20 million) of intangibles with indefinite life which relates to acquired trade names in the payments and cash management business. The asset is deemed to have indefinite life because there is no foreseeable limit to the cash flows generated by those intangible assets.

In the first half year of 2020 an impairment of an indefinite useful life asset of EUR 10 million was recognised, related to a trade name no longer in use.